Combined and Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (2,162,837)	$ (339,396)	¥ (507,944)	¥ (806,673)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(3,651)	(573)	5,768	(69)
Total Comprehensive loss	(2,166,488)	(339,969)	(502,176)	(806,742)
Less: Comprehensive loss attributable to noncontrolling interest	(166,424)	(26,116)	(19,352)	(15,524)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders	¥ (2,000,064)	$ (313,853)	¥ (482,824)	¥ (791,218)